ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Aug. 31, 2013
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The components of accumulated other comprehensive loss is as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Accumulated Foreign Currency Translation Adjustments, Net of Tax	$(831)	$(602)	$270
Net Unrealized Gain on Investments, Net of Tax	8	5	—
Net Accumulated Derivative Income (Loss), Net of Tax	(115)	29	63
Postretirement Benefit Plan Activity, Net of Tax	(340)	(468)	(449)
Accumulated Other Comprehensive Loss	$(1,278)	$(1,036)	$(116)